Summary of Significant Accounting Policies - Equipment and Other Fixed Assets, Impairment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Equipment and Other Fixed Assets
Impairment of equipment and other fixed assets			$ 0	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0
Vehicles
Equipment and Other Fixed Assets
Useful lives of property and equipment			5 years
Minimum | Patient medical equipment
Equipment and Other Fixed Assets
Useful lives of property and equipment			13 months
Minimum | Other
Equipment and Other Fixed Assets
Useful lives of property and equipment			2 years
Maximum | Patient medical equipment
Equipment and Other Fixed Assets
Useful lives of property and equipment			5 years
Maximum | Other
Equipment and Other Fixed Assets
Useful lives of property and equipment			7 years